Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Summary of Loans to Directors, Executive Officers and Their Related Interests

A summary of loans to directors, executive officers and their related interests follows:

(dollars in thousands)
Balance at December 31, 2013	$12,667
Disbursements during the year	12,901
Collections during the year	(3,848)

Balance at December 31, 2014	$21,720